Other intangible assets (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 116	₨ 53	₨ 110
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised	655	₨ 458
Gains on disposals of non-current assets	₨ 682
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	1.98%	0.81%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	4.12%	2.76%
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 34
Research and development expenses [Member] | Product One [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			27
Research and development expenses [Member] | Product Two [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			11
Selling, general and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			₨ 72
Impairment loss	₨ 82
Selling, general and administrative expenses [Member] | Product One [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		₨ 20
Selling, general and administrative expenses [Member] | Product Two [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		₨ 33